RATE-REGULATED BUSINESSES - Assets and Liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)
Regulatory Assets
Regulatory Assets	$ 2,805		$ 2,406
Less: Current portion included in Other current assets (Note 8)	123		76
Regulatory Assets, noncurrent	2,682		2,330
Regulatory Liabilities
Regulatory Liabilities	5,656		4,987
Less: Current portion included in Accounts payable and other (Note 17)	353		284
Regulatory liabilities, noncurrent	5,303		4,703
Pipeline abandonment trust balances
Regulatory Liabilities
Regulatory Liabilities	2,686		2,252
Deferred income taxes - U.S. Tax Reform
Regulatory Liabilities
Regulatory Liabilities	1,197		1,137
Canadian Mainline short-term adjustment and toll-stabilization accounts
Regulatory Liabilities
Regulatory Liabilities	553		437
Cost of removal
Regulatory Liabilities
Regulatory Liabilities	$ 376		351
Canadian Mainline bridging amortization account
Regulatory Assets
Remaining Recovery/ Settlement Period (years)	6 years	6 years
Regulatory Liabilities
Regulatory Liabilities	$ 322		376
Deferred income taxes
Regulatory Liabilities
Regulatory Liabilities	188		198
Pensions and other post retirement benefits
Regulatory Liabilities
Regulatory Liabilities	122		6
Pensions and other post retirement benefits | ANR PIPELINE COMPANY
Regulatory Liabilities
Regulatory Liabilities	$ 45		42
Canadian Mainline long-term adjustment account
Regulatory Assets
Remaining Recovery/ Settlement Period (years)	2 years	2 years
Regulatory Liabilities
Regulatory Liabilities	$ 74		111
Operating and debt-service regulatory liabilities
Regulatory Assets
Remaining Recovery/ Settlement Period (years)	1 year	1 year
Regulatory Liabilities
Regulatory Liabilities	$ 50		23
Other
Regulatory Liabilities
Regulatory Liabilities	43		54
Long term adjustment account, amount to be amortized over one year
Regulatory Liabilities
Regulatory Liabilities	$ 223
Regulatory liability, amortization period	6 years	6 years
Postretirement benefit costs | ANR PIPELINE COMPANY
Regulatory Liabilities
Amount to be addressed In next settlement	$ 45	$ 32
Deferred income taxes
Regulatory Assets
Regulatory Assets	$ 2,593		2,204
Operating and debt-service regulatory assets
Regulatory Assets
Remaining Recovery/ Settlement Period (years)	1 year	1 year
Regulatory Assets	$ 56		29
Pensions and other post retirement benefits
Regulatory Assets
Regulatory Assets	0		54
Foreign exchange on long-term debt
Regulatory Assets
Regulatory Assets	$ 39		11
Foreign exchange on long-term debt | Minimum
Regulatory Assets
Remaining Recovery/ Settlement Period (years)	1 year	1 year
Foreign exchange on long-term debt | Maximum
Regulatory Assets
Remaining Recovery/ Settlement Period (years)	5 years	5 years
Other
Regulatory Assets
Regulatory Assets	$ 117		$ 108